Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

On February 20, 2024, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain investors, pursuant to which the Company agreed to sell, issue and deliver to these investors, in a private placement offering (the “Offering”), a total of 172,239 shares of the Company’s Series A Preferred Stock and warrants (the “Warrants”) to purchase 32,397 shares of common stock, par value $0.001 per share, of the Company (“Common Stock”) at an exercise price equal to $10.164 per share for an aggregate offering price of $2,605,000.

Additionally, on February 20, 2024, the Investors agreed to a complete prepayment of the Company’s obligations under the Convertible Notes, including accrued interest, in exchange for 84,729 shares of Series A Preferred Stock and warrants to purchase 19,637 shares of our common stock at $10.164 per share and the Convertible Notes were cancelled. The Warrants are immediately exercisable and expire five years from the date of issuance.

The Series A Preferred Stock is convertible, at any time, at the option of the holder into shares of Common Stock. Each share of Series A Preferred Stock shall be convertible, at any time after the date of issuance, at the option of the holder thereof (or, upon a Required Conversion (as defined below), at the option of the Corporation), into that number of shares of Common Stock determined by dividing the Stated Value (as defined below) for such share of Series A Preferred Stock by the Conversion Price (as defined below). “Stated Value” means for any share of Series A Preferred Stock, an amount equal to the product of (x) $15.125 multiplied by (y) the sum of 1 plus the product of (A) 0.06 multiplied by (B) a fraction equal to the number of days that such share of Series A Preferred Stock has been issued divided by 365. “Conversion Price” means (i) for the shares of Series A Preferred Stock issued on the Closing Date, $1.5125 and (ii) for each share of Series A Preferred Stock issued thereafter, an amount equal to the greater of (x) $1.5125 and the average of the VWAPs for the 10 Trading Days prior the issuance date of such share of Series A Preferred Stock, in each case subject to adjustment as set forth herein. On any date that ten out of the last 15 daily VWAPs of the Common Stock is 250% higher than the Conversion Price on such date, then the Company will have the right to require 50% of the Preferred Stock to be converted into shares of Common Stock. Additionally, on and after the time on which the Company has $2.25 million in revenues in any single financial quarter, the Company will have the right to require 50% of the Preferred Stock to be converted into shares of Common Stock (a “Required Conversion”). No dividends are payable on the Series A Preferred Stock. The Series A Preferred Stock will vote together with the Common Stock on all matters other than as required by law; provided however that any additional shares underlying the Series A Preferred Stock as a result of the anti-dilution provision described below shall not vote on an “as converted” basis and shall only vote when issued upon conversion. Notwithstanding the foregoing, the vote of an individual holder of Series A Preferred Stock (and underlying Common Stock) shall be capped at 9.99% (or 4.99% if selected by the holder).

The Conversion Price is subject to anti-dilution adjustment as the result of any subdivision, combination of shares or recapitalization, stock dividends, stock splits and similar transactions affecting the Common Stock. In addition, the Series A Preferred Stock will have weighted average anti-dilution protection providing for adjustment of the Conversion Price in the event of issuance of, or commitments to issue, Common Stock for less than the Conversion Price then in effect immediately prior to such issue or sale (a “Dilutive Issuance”), subject to customary exceptions; provided however the anti-dilution for Dilutive Issuances shall not be operative until the stockholders of the Company have approved the terms of the Series A Preferred Stock. Upon any liquidation or winding up of the Company (a “Liquidation”), the holders of Series A Preferred Stock will be entitled to receive in preference to any other class or series of the Company’s equity securities the greater of (i) the Stated Value plus accrued and unpaid dividends and (ii) what would be paid if the Series A Preferred Stock plus accrued and unpaid dividends had been converted into Common Stock. A consolidation or merger of the Company or sale or transfer of all or substantially all of its assets, or any transaction which results in the stockholders of the Company owning less than 50% of the equity or voting power of the surviving entity (excluding the issuance of Common Stock in any financing transaction unless more than 50% of the Company’s shares are issued to one stockholder or a number of stockholders who act as a one group) shall be deemed a Liquidation (a “Deemed Liquidation”) with respect to the shares of Series A Preferred Stock of any holder who opts to have such occurrence treated as a Deemed Liquidation; provided that if the liquidation preference payable on a Deemed Liquidation is less than 110% of the stated value of the Series A Preferred Stock, the dividend rate on any accrued and unpaid dividends payable with respect to such Deemed Liquidation will increase to 10%. All liquidation preferences payable in respect of a Deemed Liquidation will be payable in shares of Common Stock based on the closing price of the Common Stock on the date of such Deemed Liquidation. Consent of the majority of the holders will be required to (i) amend the Certificate of Incorporation or Bylaws of the Company so as to adversely alter the rights, preferences, privileges of the Series A Preferred Stock, (ii) create any new class of shares pari passu or senior to the Series A Preferred Stock or increase or decrease the number of authorized shares of Common Stock or preferred stock, (iii) pay or declare any dividend on Common Stock or other junior securities, or incur indebtedness in any single transaction in excess of $1 million or (iv) redeem, purchase or otherwise acquire any share or shares of preferred stock or Common Stock (other than (a) the repurchase of shares of Common Stock pursuant to a written benefit plan or employment or consulting agreement, or (b) the repurchase of any equity securities in connection with the Company’s right of first offer with respect to those securities contained in any written agreement with the Company).

As of March 29, 2024, with the issuance of the Series A Preferred Stock, the conversion of the Convertible Notes, and proceeds from the Company’s ATM and ELOC facilities, the Company believes that its Stockholders’ Equity will exceed $2.5 million and will therefore meet the minimum stockholder equity amount required by the Nasdaq Stock Market, LLC.

On September 6, 2024, the Company effected a 1-for-8 reverse stock split (the “2024 Reverse Stock Split) by filing an amendment to the Company’s Amended and Restated Certificate of Incorporation, as amended, with the Delaware Secretary of State. The 2024 Reverse Stock Split combined every eight shares of our common stock issued and outstanding immediately prior to effecting the 2024 Reverse Stock Split into one share of common stock. No fractional shares were issued in connection with the 2024 Reverse Stock Split. All historical share and per share amounts have been adjusted to reflect the 2024 Reverse Stock Split. The authorized number of shares and the par value per share of the Company’s common stock were not affected by the 2024 Reverse Stock Split.